Derivatives - Schedule of Financial Assets subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of offsetting of financial assets [line items]
Gross amount of recognized financial assets	R$ 76,504	R$ 41,854
Net amount of financial assets presented in the statement of financial position	76,504	41,854
Related amounts not offset in the statement of Financial position, financial instruments	(15,621)	(14,121)
Net amount	60,883	27,733
Gross amount of recognized financial liabilities	79,505	47,828
Net amount of financial assets presented in the statement of financial position	79,505	47,828
Related amounts not offset in the statement of Financial position, financial instruments	(15,621)	(14,121)
Related amounts not offset in the statement of Financial position, cash collateral received	(574)	(148)
Net amount	63,310	33,559
Securities purchased under agreements to resell [member]
Disclosure of offsetting of financial assets [line items]
Gross amount of recognized financial assets	239,935	198,422
Net amount of financial assets presented in the statement of financial position	239,935	198,422
Related amounts not offset in the statement of Financial position, financial instruments	(1,657)	(596)
Net amount	238,278	197,826
Gross amount of recognized financial liabilities	273,364	256,583
Net amount of financial assets presented in the statement of financial position	273,364	256,583
Related amounts not offset in the statement of Financial position, financial instruments	(42,161)	(23,509)
Net amount	R$ 231,203	R$ 233,074